Variable Interest Entities (VIE) (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of variable interest entities
	As of December 31,
	2019	2020
	RMB	RMB
Total assets	—	—
Total liabilities	266,901	—